As filed with the Securities and Exchange Commission on 5/30/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.45%
	Aerospace & Defense - 3.42%
10,710	Raytheon Co.	$1,950,077

	Asset Management - 3.65%
4,870	BlackRock, Inc.	2,081,292

	Banks - Global - 2.41%
13,600	JPMorgan Chase & Co.	1,376,728

	Business Services - 4.20%
15,325	Visa, Inc. - Class A	2,393,612

	Business Software & Services - 4.56%
22,020	Microsoft Corp.	2,597,039

	Catalog & Mail Order Houses - 3.87%
1,240	Amazon.com, Inc.*	2,208,130

	Credit Services - 2.74%
15,025	PayPal Holdings, Inc.*	1,560,196

	Diagnostics & Research - 5.06%
10,845	Danaher Corp.	1,431,757
5,300	Thermo Fisher Scientific, Inc.	1,450,716
		2,882,473

	Electronic Components - 2.30%
16,300	TE Connectivity Ltd.#	1,316,225

	Health Care Plans - 2.86%
6,570	UnitedHealth Group, Inc.	1,624,498

	Independent Oil & Gas - 1.87%
23,800	Continental Resources, Inc.*	1,065,526

	Industrial Distibution - 1.95%
25,700	HD Supply Holdings, Inc.*	1,114,095

	Insurance - Diversified - 2.34%
31,000	American International Group, Inc.	1,334,860

	Internet Information Providers - 4.00%
850	Alphabet, Inc. - Class A*	1,000,357
1,092	Alphabet, Inc. - Class C*	1,281,255
		2,281,612

	Major Airlines - 2.61%
28,760	Delta Air Lines, Inc.	1,485,454

	Medical Devices - 2.02%
5,820	Stryker Corp.	1,149,566

	Medical Instruments & Supplies - 1.05%
1,050	Intuitive Surgical, Inc.*	599,109

	Medical Laboratories & Research - 2.69%
10,045	Laboratory Corp. of America Holdings*	1,536,684

	Money Center Banks - 3.19%
29,200	Citigroup, Inc.	1,816,824

	Personal Computers - 4.20%
12,615	Apple, Inc.	2,396,219

	Personal Products - 3.99%
21,885	Procter & Gamble Co.	2,277,134

	Personal Services - 2.81%
12,600	Bright Horizons Family Solutions, Inc.*	1,601,586

	Processed & Packaged Goods - 3.36%
15,610	PepsiCo, Inc.	1,913,005

	Real Estate Development - 4.82%
58,900	Brookfield Asset Manangement, Inc. - Class A#	2,747,685

	Scientific Research & Development Services - 1.50%
13,430	CRISPR Therapeutics AG*#	479,720
15,440	Editas Medicine, Inc.*	377,508
		857,228

	Semiconductor Equipment & Materials - 3.43%
49,265	Applied Materials, Inc.	1,953,850

	Software - Application - 2.57%
5,600	Intuit, Inc.	1,463,896

	Specialty Chemicals - 1.21%
8,400	Albemarle Corp.	688,632

	Specialty Retail - Other - 2.77%
8,640	Alibaba Group Holding Ltd. - ADR*	1,576,368
	Total Common Stocks (Cost $35,761,544)	49,849,603

	EXCHANGE-TRADED FUNDS - 3.16%
19,880	SPDR S&P Biotech ETF	1,799,935
	Total Exchange-Traded Funds (Cost $1,630,226)	1,799,935

	SHORT-TERM INVESTMENTS - 9.52%
5,425,878	Fidelity Investments Money Market Government Portfolio, Class I, 2.30%† (Cost $5,425,878)	5,425,878
	Total Investments in Securities (Cost $42,817,648) - 100.13%	57,075,416
	Liabilities in Excess of Other Assets - (0.13)%	(69,441)
	Net Assets - 100.00%	$57,005,975

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2019.
	ADR - American Depository Receipt
	ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,950,077	$-	$-	$1,950,077
Basic Materials	1,754,158	-	-	1,754,158
Consumer Goods	4,190,139	-	-	4,190,139
Financial	13,311,197	-	-	13,311,197
Healthcare	8,649,558	-	-	8,649,558
Industrial	1,114,095	-	-	1,114,095
Services	8,825,388	-	-	8,825,388
Technology	10,054,991	-	-	10,054,991
Total Common Stocks	49,849,603	-	-	49,849,603
Exchange-Traded Funds	1,799,935	-	-	1,799,935
Short-Term Investments	5,425,878	-	-	5,425,878
Total Investments in Securities	$57,075,416	$-	$-	$57,075,416

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2019, the end of the reporting period.  During the period ended March 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/  Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
   Officer/Principal Executive Officer

Date    5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   5/20/2019

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date   5/20/2019

* Print the name and title of each signing officer under his or her signature.